Label	Element	Value
VanEck China Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck China Bond ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 24, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED SEPTEMBER 1, 2023
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION OF VANECK ETF TRUST

IMPORTANT NOTICE REGARDING CHANGES IN PRINCIPAL INVESTMENT STRATEGY

This Supplement updates certain information contained in the above-dated Summary Prospectus, Prospectus and Statement of Additional Information for VanEck ETF Trust (the “Trust”) regarding VanEck China Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
As previously announced, effective on or about January 12, 2024 (the “Effective Date”), China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) will no longer serve as a sub-adviser to the Fund.
In connection with this change, the Fund will experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs. While the Fund is currently not expected to realize material taxable gains as a result of this increase in portfolio turnover, there is no guarantee that this will be the case. The Fund may also incur higher tracking error than is typical for the Fund in connection with this change.
Accordingly, on the Effective Date, the Fund’s Summary Prospectus, Prospectus, and SAI will be supplemented as follows:
All references to (i) the Sub-Adviser, (ii) the investment sub-advisory agreement between the Adviser and the Sub-Adviser and (iii) Samuel Ren as a portfolio manager of the Fund in the Fund's Summary Prospectus, Prospectus and SAI will be removed.

Strategy [Heading]	rr_StrategyHeading	The fourth paragraph of the “Summary Information – Principal Investment Strategies” section and the third paragraph of the “Additional Information About the Fund’s Investment Strategies and Risks – Principal Investment Strategies” section of the Fund’s Prospectus, as well as the fourth paragraph of the “Principal Investment Strategy” section of the Fund’s Summary Prospectus will be deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by primarily investing in RMB Bonds through Bond Connect.
The “Risk of RQFII Regime” under the “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Fund’s Investment Strategies and Risks – Risks of Investing in the Fund” sections of the Fund’s Prospectus and “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus, as well as the “RQFII Program Risk” under the “Special Considerations and Risks” section of the SAI will be deleted.
The first three paragraphs of the “Bond Connect and the CIBM Direct Access Program Risk – Investment and Repatriation Restrictions” under the “Additional Information About the Fund’s Investment Strategies and Risks – Risks of Investing in the Fund” section of the Fund’s Prospectus will be deleted and replaced with the following:
Investment and Repatriation Restrictions. Investments by the Fund in RMB Bonds through the China interbank bond market program and other Chinese financial instruments regulated by the China Securities Regulatory Commission, including warrants and open- and closed-end investment companies, are subject to governmental pre-approval limitations on the quantity that the Fund may purchase or limits on the classes of securities in which the Fund may invest.
If the Fund’s investments in RMB Bonds become subject to repatriation restrictions, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies under the Internal Revenue Code of 1986 and be subject to income and excise tax at the Fund level. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions before re-qualifying for taxation as a regulated investment company. See the Fund’s SAI for more information.
Furthermore, the Fund’s ability to meet redemptions requests may also be adversely affected by repatriation restrictions.
Risk [Heading]	rr_RiskHeading	The following paragraph will be added to the end of the “Summary Information – Principal Risks of Investing in the Fund” and the “Additional Information About the Fund’s Investment Strategies and Risks – Risks of Investing in the Fund” sections of the Fund’s Prospectus and the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities, which will result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. High portfolio turnover may also result in higher taxes when Fund Shares are held in a taxable account. The effects of high portfolio turnover may adversely affect Fund performance.
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.